Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended
	March 31,
Share amounts in thousands	2023	2022
Numerator:
Net income attributable to common shareholders	$53,626	$72,705
Denominator:
Weighted average common shares outstanding - basic	43,115	48,403
Dilutive share options, RSU and PSU	735	900
Weighted average common shares outstanding - diluted	43,850	49,303
Net income attributable to common shareholders per common share:
Basic	$1.24	$1.50
Diluted	$1.22	$1.47

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	441	330